WST INVESTMENT TRUST

VIA EDGAR

November 21, 2013

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	WST Investment Trust (the “Trust”)
File Nos. 333-189704 and 811-22858

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information of the Trust, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on November 12, 2013.  The Prospectus and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

If you have any questions or comments, please contact the undersigned at 513.587.3418.  Thank you for your consideration.

Sincerely,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary of the Trust